UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

1.807739.108

AMP-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 27.4%
Auto Components - 0.6%
Dana Holding Corp.	382,000	$ 4,698,600
Delphi Automotive PLC	419,065	12,991,015
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	285,980
TRW Automotive Holdings Corp. (a)	33,737	1,474,644
		19,450,239
Automobiles - 0.1%
Daihatsu Motor Co. Ltd.	207,000	3,453,537
Distributors - 0.8%
LKQ Corp. (a)	1,320,706	24,433,061
Diversified Consumer Services - 1.6%
American Public Education, Inc. (a)(d)	354,033	12,897,422
Capella Education Co. (a)	78,051	2,736,468
Grand Canyon Education, Inc. (a)	444,710	10,464,026
H&R Block, Inc.	1,175,595	20,373,061
Service Corp. International	210,000	2,826,600
		49,297,577
Hotels, Restaurants & Leisure - 5.2%
AFC Enterprises, Inc. (a)	148,382	3,650,197
Brinker International, Inc.	104,183	3,677,660
Interval Leisure Group, Inc.	259,116	4,905,066
Jubilant Foodworks Ltd. (a)	741,094	19,226,984
Life Time Fitness, Inc. (a)	215,300	9,847,822
Paddy Power PLC (Ireland)	50,000	3,709,297
Panera Bread Co. Class A (a)	92,700	15,841,503
Papa John's International, Inc. (a)	197,553	10,551,306
Texas Roadhouse, Inc. Class A	1,073,720	18,360,612
The Cheesecake Factory, Inc.	651,749	23,300,027
Wyndham Worldwide Corp.	827,140	43,408,307
		156,478,781
Household Durables - 1.9%
D.R. Horton, Inc.	399,500	8,245,680
Haseko Corp. (a)	3,039,000	1,947,078
Jarden Corp.	415,921	21,977,266
NVR, Inc. (a)	17,938	15,148,641
Whirlpool Corp.	141,419	11,725,049
		59,043,714
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.8%
Expedia, Inc.	423,554	$ 24,498,363
HSN, Inc.	597,332	29,299,135
		53,797,498
Leisure Equipment & Products - 1.1%
Brunswick Corp.	216,529	4,900,051
Polaris Industries, Inc.	367,636	29,730,723
		34,630,774
Media - 4.2%
Cheil Worldwide, Inc.	300,310	6,377,411
Cinemark Holdings, Inc.	598,741	13,429,761
Comcast Corp. Class A	444,900	15,914,073
Discovery Communications, Inc. (a)	609,665	36,354,324
KT Skylife Co. Ltd. (a)	99,130	2,732,668
Omnicom Group, Inc.	74,042	3,817,606
Pearson PLC	74,200	1,450,503
Sun TV Ltd.	229,999	1,517,315
Time Warner, Inc.	985,278	44,662,652
		126,256,313
Multiline Retail - 0.0%
Gordmans Stores, Inc. (a)	49,617	915,434
Specialty Retail - 9.2%
American Eagle Outfitters, Inc.	551,800	11,631,944
Asbury Automotive Group, Inc. (a)	104,411	2,918,287
Ascena Retail Group, Inc. (a)	338,127	7,252,824
Bed Bath & Beyond, Inc. (a)	86,796	5,468,148
Cabela's, Inc. Class A (a)	319,809	17,487,156
Foot Locker, Inc.	842,323	29,902,467
GNC Holdings, Inc.	395,727	15,421,481
Group 1 Automotive, Inc.	218,610	13,166,880
Limited Brands, Inc.	526,719	25,946,178
Lithia Motors, Inc. Class A (sub. vtg.)	397,426	13,238,260
Penske Automotive Group, Inc.	353,442	10,635,070
Ross Stores, Inc.	754,683	48,752,522
Sally Beauty Holdings, Inc. (a)	495,315	12,427,453
Sonic Automotive, Inc. Class A (sub. vtg.)	403,906	7,666,136
Stage Stores, Inc.	96,656	2,035,575
TJX Companies, Inc.	999,073	44,748,480
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tsutsumi Jewelry Co. Ltd.	52,500	$ 1,279,536
Vitamin Shoppe, Inc. (a)	138,700	8,088,984
		278,067,381
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	89,300	7,325,957
Page Industries Ltd.	26,199	1,574,441
PVH Corp.	186,139	17,444,947
Youngone Corp.	17,660	582,762
		26,928,107
TOTAL CONSUMER DISCRETIONARY		832,752,416
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	361,054	16,077,735
Molson Coors Brewing Co. Class B	47,133	2,123,342
		18,201,077
Food & Staples Retailing - 1.4%
Ain Pharmaciez, Inc.	17,500	1,249,039
Kroger Co.	1,050,576	24,730,559
Safeway, Inc. (d)	596,246	9,593,598
United Natural Foods, Inc. (a)	90,147	5,269,092
		40,842,288
Food Products - 1.3%
Britannia Industries Ltd. (a)	119,311	1,072,807
ConAgra Foods, Inc.	231,811	6,395,665
Hain Celestial Group, Inc. (a)	109,360	6,889,680
Orion Corp.	2,459	2,143,982
Post Holdings, Inc. (a)	51,865	1,559,062
Want Want China Holdings Ltd.	17,125,000	21,842,295
		39,903,491
Household Products - 0.1%
Jyothy Laboratories Ltd.	268,500	810,676
Spectrum Brands Holdings, Inc.	89,269	3,571,653
		4,382,329
TOTAL CONSUMER STAPLES		103,329,185
Common Stocks - continued
	Shares	Value
ENERGY - 8.7%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc.	225,100	$ 14,813,831
Dresser-Rand Group, Inc. (a)	495,907	27,329,435
Dril-Quip, Inc. (a)	50,600	3,637,128
Ensco PLC Class A	257,900	14,071,024
Helix Energy Solutions Group, Inc. (a)	891,381	16,285,531
McDermott International, Inc. (a)	3,432,719	41,947,826
Noble Corp.	487,600	17,446,328
Parker Drilling Co. (a)	449,710	1,902,273
Pioneer Energy Services Corp. (a)	299,980	2,336,844
TETRA Technologies, Inc. (a)	552,875	3,344,894
TGS Nopec Geophysical Co. ASA	38,800	1,265,814
Unit Corp. (a)	171,364	7,111,606
		151,492,534
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	51,996	4,496,094
Denbury Resources, Inc. (a)	364,365	5,888,138
Emerald Oil, Inc. warrants 2/4/16 (a)	398,167	27,002
HollyFrontier Corp.	214,180	8,839,209
Marathon Petroleum Corp.	700,296	38,229,159
Phillips 66	167,900	7,785,523
QEP Resources, Inc.	441,752	13,985,868
Swift Energy Co. (a)	395,808	8,264,471
Tesoro Corp.	51,190	2,144,861
Valero Energy Corp.	652,824	20,681,464
WPX Energy, Inc.	83,426	1,384,037
		111,725,826
TOTAL ENERGY		263,218,360
FINANCIALS - 14.2%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	96,219	11,834,937
Ameriprise Financial, Inc.	70,436	3,993,017
Marusan Securities Co. Ltd.	750,400	2,230,815
Monex Group, Inc.	7,087	1,164,215
Och-Ziff Capital Management Group LLC Class A	285,786	2,760,693
SEI Investments Co.	334,950	7,184,678
TD Ameritrade Holding Corp.	1,334,955	20,518,258
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	226,446	$ 7,420,635
Walter Investment Management Corp.	430,027	15,915,299
		73,022,547
Commercial Banks - 7.1%
Bank of Hawaii Corp.	12,620	575,724
BB&T Corp.	1,385,200	45,933,232
BOK Financial Corp.	31,750	1,876,425
City National Corp.	69,800	3,595,398
Comerica, Inc.	705,623	21,909,594
Cullen/Frost Bankers, Inc.	53,075	3,048,097
East West Bancorp, Inc.	243,400	5,140,608
First Commonwealth Financial Corp.	614,647	4,333,261
Glacier Bancorp, Inc.	398,777	6,212,946
HDFC Bank Ltd.	659,592	7,834,098
Huntington Bancshares, Inc.	6,093,343	42,044,067
MB Financial, Inc.	137,913	2,723,782
PacWest Bancorp	128,300	2,998,371
PrivateBancorp, Inc.	697,272	11,149,379
Regions Financial Corp.	3,281,866	23,662,254
Shinsei Bank Ltd.	5,799,000	7,505,113
SunTrust Banks, Inc.	463,318	13,098,000
Synovus Financial Corp. (d)	2,989,053	7,084,056
Texas Capital Bancshares, Inc. (a)	89,700	4,458,987
		215,183,392
Consumer Finance - 0.9%
ACOM Co. Ltd. (a)	169,020	4,299,138
Credit Saison Co. Ltd.	471,000	11,388,737
Discover Financial Services	264,941	10,526,106
Hitachi Capital Corp.	87,600	1,587,217
		27,801,198
Diversified Financial Services - 0.3%
CME Group, Inc.	60,120	3,444,876
CRISIL Ltd.	105,174	1,909,372
Mitsubishi UFJ Lease & Finance Co. Ltd.	56,450	2,379,812
		7,734,060
Insurance - 2.5%
Assured Guaranty Ltd.	322,309	4,389,849
Brasil Insurance Participacoes e Administracao SA	121,500	1,141,731
Lincoln National Corp.	900,811	21,790,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Old Republic International Corp.	1,388,492	$ 12,912,976
Protective Life Corp.	537,736	14,094,061
Reinsurance Group of America, Inc.	378,316	21,893,147
		76,222,382
Real Estate Investment Trusts - 0.0%
Extra Space Storage, Inc.	45,700	1,519,525
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA (a)	267,639	23,083,864
Wharf Holdings Ltd.	985,000	6,840,587
		29,924,451
TOTAL FINANCIALS		431,407,555
HEALTH CARE - 4.7%
Biotechnology - 2.3%
3SBio, Inc. sponsored ADR (a)	135,399	1,758,833
Alexion Pharmaceuticals, Inc. (a)	274,250	31,374,200
Biogen Idec, Inc. (a)	27,300	4,073,979
Celgene Corp. (a)	50,285	3,841,774
Genomic Health, Inc. (a)	265,865	9,222,857
Genus PLC	256,600	6,265,088
Regeneron Pharmaceuticals, Inc. (a)	51,078	7,797,567
United Therapeutics Corp. (a)	84,652	4,730,354
		69,064,652
Health Care Equipment & Supplies - 0.4%
Align Technology, Inc. (a)	134,482	4,971,800
Hill-Rom Holdings, Inc.	61,000	1,772,660
Masimo Corp. (a)	10,682	258,291
ResMed, Inc.	126,270	5,110,147
Trinity Biotech PLC sponsored ADR	111,650	1,403,441
		13,516,339
Health Care Providers & Services - 1.1%
AMN Healthcare Services, Inc. (a)	195,850	1,970,251
Community Health Systems, Inc. (a)	282,638	8,236,071
Health Management Associates, Inc. Class A (a)	241,411	2,025,438
Humana, Inc.	9,312	653,237
Omnicare, Inc.	403,682	13,713,078
PharMerica Corp. (a)	143,596	1,817,925
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Ship Healthcare Holdings, Inc.	91,500	$ 2,921,809
Tenet Healthcare Corp. (a)	463,349	2,905,198
		34,243,007
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	85,760	7,870,195
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	282,038	16,592,296
Pharmaceuticals - 0.0%
Cadila Healthcare Ltd. (a)	1	8
TOTAL HEALTH CARE		141,286,497
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.3%
TransDigm Group, Inc. (a)	55,167	7,826,542
Airlines - 1.3%
Copa Holdings SA Class A	91,201	7,411,905
Southwest Airlines Co.	3,773,440	33,093,069
		40,504,974
Building Products - 0.7%
Apogee Enterprises, Inc.	253,302	4,969,785
Lennox International, Inc.	339,906	16,437,854
		21,407,639
Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	306,166	8,489,983
Corrections Corp. of America	443,938	14,849,726
Edenred SA	72,034	2,023,984
Multiplus SA	258,400	5,162,264
Republic Services, Inc.	335,949	9,241,957
The Brink's Co.	105,012	2,697,758
		42,465,672
Construction & Engineering - 2.8%
Chiyoda Corp.	528,000	8,213,634
Fluor Corp.	789,832	44,451,745
Foster Wheeler AG (a)	1,121,702	26,875,980
URS Corp.	135,135	4,771,617
		84,312,976
Electrical Equipment - 1.9%
Acuity Brands, Inc.	226,941	14,363,096
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
AMETEK, Inc.	465,601	$ 16,505,555
Brady Corp. Class A	16,144	472,696
Endo Lighting Corp.	61,700	2,585,328
Hubbell, Inc. Class B	114,504	9,245,053
Roper Industries, Inc.	120,500	13,241,745
		56,413,473
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	487,415	25,306,587
Max India Ltd. (a)	827,463	3,507,843
		28,814,430
Machinery - 3.3%
Actuant Corp. Class A	424,243	12,141,835
AGCO Corp. (a)	375,066	17,808,134
Chart Industries, Inc. (a)	102,500	7,569,625
Donaldson Co., Inc.	428,750	14,881,913
Dover Corp.	48,345	2,876,044
Harsco Corp.	63,567	1,305,031
Ingersoll-Rand PLC	716,409	32,109,451
Kitz Corp.	74,700	320,662
Snap-On, Inc.	75,576	5,431,647
Valmont Industries, Inc.	43,007	5,655,421
		100,099,763
Professional Services - 1.5%
Corporate Executive Board Co.	278,754	14,949,577
en-japan, Inc.	342	339,634
Equifax, Inc.	656,542	30,581,726
Kforce, Inc. (a)	38,554	454,552
		46,325,489
Road & Rail - 0.9%
Con-way, Inc.	296,463	8,114,192
Hertz Global Holdings, Inc. (a)	198,000	2,718,540
Norfolk Southern Corp.	21,800	1,387,134
Old Dominion Freight Lines, Inc. (a)	545,078	16,439,552
		28,659,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	324,274	$ 9,241,809
DXP Enterprises, Inc. (a)	35,178	1,680,453
		10,922,262
TOTAL INDUSTRIALS		467,752,638
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.1%
AAC Acoustic Technology Holdings, Inc.	2,220,500	8,018,261
Acme Packet, Inc. (a)	168,218	2,876,528
Brocade Communications Systems, Inc. (a)	3,731,222	22,070,178
		32,964,967
Computers & Peripherals - 1.3%
Cray, Inc. (a)	78,784	1,000,557
Gemalto NV (d)	334,511	29,424,147
NCR Corp. (a)	328,672	7,661,344
		38,086,048
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	108,454	3,655,984
Benchmark Electronics, Inc. (a)	135,840	2,074,277
FEI Co.	50,768	2,716,088
Ingenico SA	410,892	21,120,671
Ingram Micro, Inc. Class A (a)	121,257	1,846,744
Jabil Circuit, Inc.	275,354	5,154,627
Plexus Corp. (a)	64,364	1,949,586
Vishay Intertechnology, Inc. (a)	320,585	3,151,351
		41,669,328
Internet Software & Services - 0.9%
eBay, Inc. (a)	359,231	17,390,373
Google, Inc. Class A (a)	10,740	8,103,330
Mail.ru Group Ltd. GDR (Reg. S)	102,000	3,405,780
		28,899,483
IT Services - 9.2%
Alliance Data Systems Corp. (a)	109,968	15,609,958
CGI Group, Inc. Class A (sub. vtg.) (a)	57,500	1,544,095
Computer Task Group, Inc. (a)	67,789	1,096,826
CoreLogic, Inc. (a)	302,627	8,028,694
Fidelity National Information Services, Inc.	610,252	19,052,067
Fiserv, Inc. (a)	809,900	59,956,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
FleetCor Technologies, Inc. (a)	348,919	$ 15,631,571
Genpact Ltd.	927,833	15,476,254
Heartland Payment Systems, Inc.	329,250	10,430,640
Jack Henry & Associates, Inc.	53,100	2,012,490
Lender Processing Services, Inc.	278,391	7,764,325
Maximus, Inc.	150,880	9,010,554
NeuStar, Inc. Class A (a)	316,142	12,655,164
Teletech Holdings, Inc. (a)	209,951	3,579,665
Teradata Corp. (a)	44,746	3,374,296
Total System Services, Inc.	1,875,465	44,448,521
Unisys Corp. (a)	108,848	2,266,215
Visa, Inc. Class A	350,705	47,092,667
		279,030,898
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV (Netherlands)	136,000	7,274,431
Epistar Corp.	225,000	480,176
KLA-Tencor Corp.	475,500	22,683,728
Kontron AG	185,446	825,973
LSI Corp. (a)	1,109,589	7,667,260
Mellanox Technologies Ltd. (a)	53,900	5,472,467
PDF Solutions, Inc. (a)	102,113	1,394,864
PMC-Sierra, Inc. (a)	269,394	1,519,382
		47,318,281
Software - 4.3%
Compuware Corp. (a)	1,617,736	16,031,764
Intuit, Inc.	227,949	13,421,637
Mentor Graphics Corp. (a)	2,100,773	32,519,966
NetDragon WebSoft, Inc.	165,000	185,129
Parametric Technology Corp. (a)	262,582	5,724,288
SS&C Technologies Holdings, Inc. (a)	347,427	8,758,635
Symantec Corp. (a)	422,898	7,612,164
Synopsys, Inc. (a)	1,431,048	47,253,205
		131,506,788
TOTAL INFORMATION TECHNOLOGY		599,475,793
MATERIALS - 5.6%
Chemicals - 3.1%
Cabot Corp.	63,794	2,332,947
CF Industries Holdings, Inc.	36,079	8,018,197
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	34,879	$ 2,285,272
FMC Corp.	292,246	16,184,583
Landec Corp. (a)	370,983	4,247,755
LyondellBasell Industries NV Class A	741,396	38,300,517
Pidilite Industries Ltd. (a)	768,560	2,994,493
PPG Industries, Inc.	83,246	9,559,971
W.R. Grace & Co. (a)	135,586	8,010,421
Zoltek Companies, Inc. (a)(d)	206,666	1,589,262
		93,523,418
Metals & Mining - 1.9%
Goldcorp, Inc.	343,000	15,749,181
IAMGOLD Corp.	224,100	3,553,778
Kinross Gold Corp.	376,249	3,850,132
New Gold, Inc. (a)	1,282,400	15,718,564
Newmont Mining Corp.	146,783	8,221,316
Sandstorm Gold Ltd. (a)	317,500	4,078,959
Yamana Gold, Inc.	321,433	6,140,283
		57,312,213
Paper & Forest Products - 0.6%
International Paper Co.	474,649	17,239,252
Louisiana-Pacific Corp. (a)	83,562	1,044,525
		18,283,777
TOTAL MATERIALS		169,119,408
UTILITIES - 0.0%
Gas Utilities - 0.0%
Towngas China Co. Ltd.	562,000	416,025
TOTAL COMMON STOCKS (Cost $2,639,946,919)		3,008,757,877
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	3,023	2,811,390
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	177,230	$ 4,450,245
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,879,205)		7,261,635
Nonconvertible Bonds - 0.0%
	Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $38,316)	$ 10,968	36,069
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	902	902
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	43,042,155	43,042,155
TOTAL MONEY MARKET FUNDS (Cost $43,043,057)		43,043,057
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,688,907,497)		3,059,098,638
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(24,639,412)
NET ASSETS - 100%		$ 3,034,459,226
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,811,390 or 0.1% of net assets.

(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218,361
Fidelity Securities Lending Cash Central Fund	479,136
Total	$ 697,497
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 832,752,416	$ 831,301,913	$ 1,450,503	$ -
Consumer Staples	103,329,185	103,329,185	-	-
Energy	263,218,360	263,191,358	27,002	-
Financials	438,669,190	428,023,702	10,645,488	-
Health Care	141,286,497	141,286,497	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 467,752,638	$ 467,752,638	$ -	$ -
Information Technology	599,475,793	592,201,362	7,274,431	-
Materials	169,119,408	169,119,408	-	-
Utilities	416,025	416,025	-	-
Corporate Bonds	36,069	-	36,069	-
Money Market Funds	43,043,057	43,043,057	-	-
Total Investments in Securities:	$ 3,059,098,638	$ 3,039,665,145	$ 19,433,493	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $2,694,933,227. Net unrealized appreciation aggregated $364,165,411, of which $411,243,185 related to appreciated investment securities and $47,077,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012